UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Three Canal Plaza Portland, ME	04101
(Address of principal executive offices)	(Zip code)

Foreside Management Services, LLC

Three Canal Plaza Portland ME, 04101

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 247-9780

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

AAMA Equity Fund

(AMFEX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$61	1.16%

Fund Statistics

  Net Assets$380,831,318
  Number of Portfolio Holdings39
  Advisory Fee $1,967,543
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	66.2%
Exchange-Traded Funds	24.3%
Money Market Funds	3.0%
U.S. Government & Agencies	6.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	2.7%
Money Market	2.9%
Materials	3.3%
Health Care	3.9%
Consumer Discretionary	4.1%
Energy	4.8%
U.S. Treasury Obligations	6.5%
Consumer Staples	6.6%
Financials	7.1%
Communications	7.6%
Industrials	10.5%
Technology	15.7%
Exchange-Traded Funds	24.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	14.1%
iShares Core S&P 500 ETF	10.3%
U.S. Treasury Bills, 3.771%, due 02/03/26	6.5%
Freeport-McMoRan, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
Exxon Mobil Corporation	2.9%
Visa, Inc. - Class A	2.9%
Walmart, Inc.	2.8%
Emerson Electric Company	2.7%
Grainger (W.W.), Inc.	2.7%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

AAMA Equity Fund (AMFEX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-AMFEX

AAMA Income Fund

(AMFIX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$42	0.83%

Fund Statistics

  Net Assets$127,152,648
  Number of Portfolio Holdings17
  Advisory Fee (net of waivers)$381,458
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	7.6%
Municipal Bonds	1.0%
U.S. Government Agencies	17.2%
U.S. Treasury Obligations	74.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Municipal Bonds	1.0%
Money Market Funds	7.6%
U.S. Government Agencies	17.1%
U.S. Treasury Obligations	73.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 4.625%, due 11/15/26	11.9%
Federal National Mortgage Association, 2.125%, due 04/24/26	9.0%
U.S. Treasury Bills, 3.600%, due 04/07/26	7.8%
U.S. Treasury Notes, 3.500%, due 11/30/30	7.8%
U.S. Treasury Bills, 3.594%, due 06/18/26	7.7%
U.S. Treasury Notes, 0.500%, due 04/30/27	7.6%
U.S. Treasury Notes, 1.125%, due 02/29/28	7.5%
Federal National Mortgage Association, 0.750%, due 10/08/27	4.4%
U.S. Treasury Notes, 3.875%, due 09/30/29	4.0%
U.S. Treasury Notes, 3.875%, due 07/15/28	4.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

AAMA Income Fund (AMFIX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-AMFIX

Large Cap Equity Fund

(IICAX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class AMF	$86	1.62%

Fund Statistics

  Net Assets$51,349,150
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$143,390
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Materials	1.5%
Utilities	1.8%
Real Estate	2.2%
Energy	3.1%
Consumer Staples	5.0%
Consumer Discretionary	7.9%
Communication Services	8.7%
Industrials	8.8%
Health Care	10.0%
Financials	14.5%
Information Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cummins, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Mastercard, Inc. - Class A	3.9%
Apple, Inc.	3.8%
Microsoft Corporation	3.7%
Accenture plc - Class A	3.7%
HCA Healthcare, Inc.	3.6%
KLA Corporation	3.5%
Broadcom, Inc.	3.5%
NVIDIA Corporation	3.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Large Cap Equity Fund (IICAX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.amffunds.com/html/materials.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-IICAX

Large Cap Equity Fund

(IICHX)

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class H	$80	1.51%

Fund Statistics

  Net Assets$51,349,150
  Number of Portfolio Holdings54
  Advisory Fee (net of waivers)$143,390
  Portfolio Turnover4%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.6%
Materials	1.5%
Utilities	1.8%
Real Estate	2.2%
Energy	3.1%
Consumer Staples	5.0%
Consumer Discretionary	7.9%
Communication Services	8.7%
Industrials	8.8%
Health Care	10.0%
Financials	14.5%
Information Technology	32.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cummins, Inc.	4.1%
Alphabet, Inc. - Class A	4.0%
Mastercard, Inc. - Class A	3.9%
Apple, Inc.	3.8%
Microsoft Corporation	3.7%
Accenture plc - Class A	3.7%
HCA Healthcare, Inc.	3.6%
KLA Corporation	3.5%
Broadcom, Inc.	3.5%
NVIDIA Corporation	3.5%

Material Fund Changes

No material changes occurred during the period ended December 31, 2025.

Large Cap Equity Fund (IICHX)

Semi-Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.amffunds.com/html/materials.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123125-IICHX

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Semi-Annual Financial Statements and Additional Information

December 31, 2025
(Unaudited)

AAMA Equity Fund Schedule of Portfolio Investments December 31, 2025 (Unaudited)
COMMON STOCKS — 66.3%	Shares	Fair Value
AEROSPACE & DEFENSE — 2.3%
RTX Corporation	46,696	$8,564,046

BANKING — 2.6%
JPMorgan Chase & Company	30,100	9,698,822

BEVERAGES — 1.0%
PepsiCo, Inc.	26,400	3,788,928

BIOTECH & PHARMA — 3.9%
Amgen, Inc.	15,000	4,909,650
Johnson & Johnson	48,000	9,933,600
		14,843,250
DIVERSIFIED INDUSTRIALS — 2.7%
Emerson Electric Company	78,400	10,405,248

E-COMMERCE DISCRETIONARY — 2.6%
Amazon.com, Inc. (a)	43,200	9,971,424

ELECTRIC UTILITIES — 2.7%
American Electric Power Company, Inc.	23,000	2,652,130
Duke Energy Corporation	19,000	2,226,990
Exelon Corporation	30,000	1,307,700
Public Service Enterprise Group, Inc.	25,000	2,007,500
Southern Company (The)	25,000	2,180,000
		10,374,320
HOUSEHOLD PRODUCTS — 1.1%
Procter & Gamble Company (The)	29,400	4,213,314

INDUSTRIAL SUPPORT SERVICES — 2.7%
Grainger (W.W.), Inc.	10,100	10,191,405

INTERNET MEDIA & SERVICES — 3.1%
Alphabet, Inc. - Class A	38,000	11,894,000

METALS & MINING — 3.3%
Freeport-McMoRan, Inc.	250,000	12,697,500

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 66.3% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS — 4.8%
Chevron Corporation	46,500	$7,087,065
Exxon Mobil Corporation	92,000	11,071,280
		18,158,345
RETAIL - CONSUMER STAPLES — 4.5%
Kroger Company (The)	102,500	6,404,200
Walmart, Inc.	96,000	10,695,360
		17,099,560
RETAIL - DISCRETIONARY — 1.5%
Home Depot, Inc. (The)	17,000	5,849,700

SEMICONDUCTORS — 5.9%
Applied Materials, Inc.	32,300	8,300,777
QUALCOMM, Inc.	50,900	8,706,445
Texas Instruments, Inc.	31,700	5,499,633
		22,506,855
SOFTWARE — 2.6%
Microsoft Corporation	20,500	9,914,210

TECHNOLOGY HARDWARE — 7.2%
Apple, Inc.	27,700	7,530,522
Cisco Systems, Inc.	131,600	10,137,148
Corning, Inc.	112,600	9,859,256
		27,526,926
TECHNOLOGY SERVICES — 4.6%
Mastercard, Inc. - Class A	11,100	6,336,768
Visa, Inc. - Class A	31,200	10,942,152
		17,278,920
TELECOMMUNICATIONS — 4.4%
AT&T, Inc.	330,000	8,197,200
T-Mobile US, Inc.	42,815	8,693,158
		16,890,358
TRANSPORTATION & LOGISTICS — 2.8%
Norfolk Southern Corporation	14,200	4,099,824
Union Pacific Corporation	19,800	4,580,136
United Parcel Service, Inc. - Class B	20,000	1,983,800
		10,663,760

TOTAL COMMON STOCKS (Cost $102,688,632)		$252,530,891

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
EXCHANGE-TRADED FUNDS — 24.4%	Shares	Fair Value
iShares Core S&P 500 ETF	57,000	$39,041,580
Vanguard S&P 500 ETF	85,600	53,682,328
TOTALEXCHANGE-TRADED FUNDS (Cost $32,862,626)		$92,723,908

U.S. TREASURY OBLIGATIONS — 6.5%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 6.5% (b)
U.S. Treasury Bills (Cost $24,915,538)	3.771%	02/03/26	$25,000,000	$24,921,915

MONEY MARKET FUNDS — 3.0%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.58% (c) (Cost $11,218,293)	11,218,293	$11,218,293

TOTAL INVESTMENTS (Cost $171,685,089) — 100.1%		$381,395,007

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(563,689)

NET ASSETS — 100.0%		$380,831,318

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments December 31, 2025 (Unaudited)
MUNICIPAL BONDS — 1.0%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,332,002)	2.000%	12/01/26	$1,320,000	$1,301,630

U.S. GOVERNMENT AGENCIES — 17.1%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK — 3.7%
Federal Home Loan Bank	1.650%	11/24/28	$5,000,000	$4,729,047

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 13.4%
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,401,316
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,679,039
				17,080,355
TOTAL U.S. GOVERNMENT AGENCIES (Cost $22,342,098)				$21,809,402

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 73.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 15.5% (a)
U.S. Treasury Bills	3.600%	04/07/26	$10,000,000	$9,907,004
U.S. Treasury Bills	3.594%	06/18/26	10,000,000	9,837,733
				19,744,737
U.S. TREASURY NOTES — 58.4%
U.S. Treasury Notes	4.625%	11/15/26	15,000,000	15,134,030
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,615,234
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,511,328
U.S. Treasury Notes	3.875%	07/15/28	5,000,000	5,042,188
U.S. Treasury Notes	3.250%	06/30/29	5,000,000	4,942,969
U.S. Treasury Notes	3.875%	09/30/29	5,000,000	5,043,164
U.S. Treasury Notes	3.500%	01/31/30	5,000,000	4,971,289
U.S. Treasury Notes	3.750%	05/31/30	5,000,000	5,012,305
U.S. Treasury Notes	3.875%	06/30/30	5,000,000	5,037,695
U.S. Treasury Notes	3.500%	11/30/30	10,000,000	9,899,219
				74,209,421
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,528,380)				$93,954,158

MONEY MARKET FUNDS — 7.6%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 3.58% (b) (Cost $9,621,346)	9,621,346	$9,621,346

TOTAL INVESTMENTS (Cost $127,823,826) — 99.6%		$126,686,536

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		466,112

NET ASSETS — 100.0%		$127,152,648

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of December 31, 2025.

See accompanying notes to financial statements.

AAMA Funds Statements of Assets and Liabilities December 31, 2025 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$171,685,089	$127,823,826
At value	$381,395,007	$126,686,536
Receivable for capital shares sold	102,180	5,225
Dividends and interest receivable	92,491	566,066
Other assets	16,883	11,206
TOTAL ASSETS	381,606,561	127,269,033

LIABILITIES
Payable for capital shares redeemed	334,025	18,269
Payable to Adviser (Note 4)	330,220	49,524
Payable to administrator (Note 4)	20,239	6,331
Payable to Ultimus (Note 4)	26,395	17,782
Accrued trustees’ fees (Note 7)	8,767	3,233
Other accrued expenses	55,597	21,246
TOTAL LIABILITIES	775,243	116,385
Contingencies and Commitments (Note 6)	—	—
NET ASSETS	$380,831,318	$127,152,648

Net assest consist of:
Paid-in capital	$155,446,544	$132,290,220
Accumulated earnings (deficit)	225,384,774	(5,137,572)
Net assets	$380,831,318	$127,152,648

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	20,268,097	5,239,388

Net asset value, offering price and redemption price per share	$18.79	$24.27

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Six Months Ended December 31, 2025 (Unaudited)
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$3,147,096	$382,884
Interest	590,895	1,549,902
TOTAL INVESTMENT INCOME	3,737,991	1,932,786

EXPENSES
Management fees (Note 4)	1,967,543	455,273
Administration fees (Note 4)	121,821	41,537
Fund accounting fees (Note 4)	39,601	25,373
Trustees’ fees and expenses (Note 7)	36,629	12,613
Registration and filing fees	20,339	18,071
Legal fees	23,690	8,553
Insurance expense	18,514	6,840
Transfer agent fees (Note 4)	12,556	12,043
Audit and tax services fees	17,323	5,153
Custodian and bank service fees	15,739	5,779
Shareholder reporting expenses	2,976	2,130
Other expenses	1,924	4,992
TOTAL EXPENSES	2,278,655	598,357
Less fees voluntarily waived by the Adviser (Note 4)	—	(73,815)
NET EXPENSES	2,278,655	524,542

NET INVESTMENT INCOME	1,459,336	1,408,244

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	27,537,801	—
Net change in unrealized appreciation (depreciation) on investments	8,650,923	848,438
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	36,188,724	848,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,648,060	$2,256,682

See accompanying notes to financial statements.

AAMA Equity Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$1,459,336	$3,187,738
Net realized gains on investment transactions	27,537,801	30,449,465
Net change in unrealized appreciation (depreciation) on investments	8,650,923	12,328,915
Net increase in net assets resulting from operations	37,648,060	45,966,118

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(40,927,222)	(33,290,410)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	24,323,642	49,640,818
Net asset value of shares issued in reinvestment of distributions to shareholders	40,599,845	33,125,261
Payments for shares redeemed	(68,773,539)	(96,708,794)
Net decrease in net assets from capital share transactions	(3,850,052)	(13,942,715)

TOTAL DECREASE IN NET ASSETS	(7,129,214)	(1,267,007)

NET ASSETS
Beginning of period	387,960,532	389,227,539
End of period	$380,831,318	$387,960,532

CAPITAL SHARE ACTIVITY
Shares sold	1,212,086	2,661,589
Shares reinvested	2,147,004	1,846,447
Shares redeemed	(3,406,608)	(5,215,351)
Net decrease in shares outstanding	(47,518)	(707,315)
Shares outstanding, beginning of period	20,315,615	21,022,930
Shares outstanding, end of period	20,268,097	20,315,615

See accompanying notes to financial statements.

AAMA Income Fund Statements of Changes in Net Assets
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income	$1,408,244	$3,350,733
Net change in unrealized appreciation (depreciation) on investments	848,438	2,542,121
Net increase in net assets resulting from operations	2,256,682	5,892,854

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,410,908)	(3,372,096)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,768,914	15,029,583
Net asset value of shares issued in reinvestment of distributions to shareholders	1,404,838	3,363,239
Payments for shares redeemed	(18,576,584)	(37,849,496)
Net decrease in net assets from capital share transactions	(2,402,832)	(19,456,674)

TOTAL DECREASE IN NET ASSETS	(1,557,058)	(16,935,916)

NET ASSETS
Beginning of period	128,709,706	145,645,622
End of period	$127,152,648	$128,709,706

CAPITAL SHARE ACTIVITY
Shares sold	609,642	627,573
Shares reinvested	58,062	140,463
Shares redeemed	(767,355)	(1,580,879)
Net decrease in shares outstanding	(99,651)	(812,843)
Shares outstanding, beginning of period	5,339,039	6,151,882
Shares outstanding, end of period	5,239,388	5,339,039

See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021
Net asset value at beginning of period	$19.10		$18.51	$16.05	$14.83	$16.26		$12.22

Income (loss) from investment operations:
Net investment income (a)	0.09		0.16	0.17	0.14	0.06		0.05
Net realized and unrealized gains (losses) on investments	1.85		2.08	2.44	1.77	(1.45)		4.05
Total from investment operations	1.94		2.24	2.61	1.91	(1.39)		4.10

Less distributions from:
Net investment income	(0.17)		(0.17)	(0.15)	(0.10)	(0.04)		(0.06)
Net realized gains	(2.08)		(1.48)	—	(0.59)	—		—
Total distributions	(2.25)		(1.65)	(0.15)	(0.69)	(0.04)		(0.06)

Net asset value at end of period	$18.79		$19.10	$18.51	$16.05	$14.83		$16.26

Total return (b)	10.10	%(c)	12.66%	16.39%	13.43%	(8.59%)		33.64%

Net assets at end of period (000’s)	$380,831		$387,961	$389,228	$412,845	$384,435		$433,437

Ratio of total expenses to average net assets (d)	1.16	%(e)	1.15%	1.15%	1.14%	1.15%		1.16%
Ratio of net expenses to average net assets (d)	1.16	%(e)	1.15%	1.15%	1.14%	1.15	%(f)(g)	1.16%
Ratio of net investment income to average net assets (a)(d)	0.74	%(e)	0.81%	0.90%	0.90%	0.34	%(f)(g)	0.33%
Portfolio turnover rate	0	%(c)	1%	3%	0%	5%		0	%(h)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees for the year ended June 30, 2022.

(c)	Not annualized.

AAMA Equity Fund Financial Highlights

(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)	The impact of the voluntary fee waiver by the administrator for the year ended June 30, 2022 was less than 0.005%.
(h)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Dec. 31, 2025 (Unaudited)		Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value at beginning of period	$24.11		$23.67	$23.32	$23.67	$25.22	$25.58

Income (loss) from investment operations:
Net investment income (a)	0.27		0.58	0.51	0.28	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.16		0.45	0.35	(0.35)	(1.54)	(0.37)
Total from investment operations	0.43		1.03	0.86	(0.07)	(1.40)	(0.20)

Less distributions from:
Net investment income	(0.27)		(0.59)	(0.51)	(0.28)	(0.15)	(0.16)

Net asset value at end of period	$24.27		$24.11	$23.67	$23.32	$23.67	$25.22

Total return (b)	1.80	%(c)	4.39%	3.75%	(0.30%)	(5.57%)	(0.80%)

Net assets at end of period (000’s)	$127,153		$128,710	$145,646	$142,595	$149,466	$148,120

Ratio of total expenses to average net assets (d)	0.95	%(e)	0.96%	0.95%	0.93%	0.90%	0.91%
Ratio of net expenses to average net assets (d)(f)(g)	0.83	%(e)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (a)(d)(f)(g)	2.23	%(e)	2.43%	2.18%	1.19%	0.55%	0.67%
Portfolio turnover rate	6	%(c)	31%	0%	0%	39%	37%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees.

(c)	Not annualized.
(d)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.

AAMA Income Fund Financial Highlights

(e)	Annualized.
(f)	Ratio was determined after fee reductions.
(g)

The impact of the voluntary fee waiver by the Adviser and/or administrator for the period ended December 31, 2025 and years ended June 30, 2025, 2024, 2023, 2022, and 2021, was 0.12%(e), 0.13%, 0.12%, 0.10%, 0.07%, and 0.08%, respectively.

See accompanying notes to financial statements.

AAMA Funds
Notes to Financial Statements
December 31, 2025 (Unaudited)

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

2. Significant Accounting Policies

Segment Reporting — The management team of Advanced Asset Management Advisors, Inc. (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement — In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Managment concludes there is no impact on the Funds’ financial statements.

Each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting

AAMA Funds
Notes to Financial Statements (Continued)

policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by independent pricing services approved by the Adviser, the Valuation Designee, that determine valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Valuation Designee. In these cases, the Valuation Designee determines in good faith, subject to procedures approved by the Board of Trustees (the “Board”), the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number

AAMA Funds
Notes to Financial Statements (Continued)

of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of December 31, 2025, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$252,530,891	$—	$—	$252,530,891
Exchange-Traded Funds	92,723,908	—	—	92,723,908
U.S. Treasury Obligations	—	24,921,915	—	24,921,915
Money Market Funds	11,218,293	—	—	11,218,293
Total	$356,473,092	$24,921,915	$—	$381,395,007

AAMA Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,301,630	$—	$1,301,630
U.S. Government Agencies	—	21,809,402	—	21,809,402
U.S. Treasury Obligations	—	93,954,158	—	93,954,158
Money Market Funds	9,621,346	—	—	9,621,346
Total	$9,621,346	$117,065,190	$—	$126,686,536

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2025.

AAMA Funds
Notes to Financial Statements (Continued)

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains.

Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2025 and June 30, 2025 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AAMA Equity Fund	12/31/2025	$3,145,033	$37,782,189	$40,927,222
	6/30/2025	$3,345,008	$29,945,402	$33,290,410
AAMA Income Fund	12/31/2025	$1,410,908	$—	$1,410,908
	6/30/2025	$3,372,096	$—	$3,372,096

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis.

AAMA Funds
Notes to Financial Statements (Continued)

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings (deficit) as of December 31, 2025 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of investments	$171,685,089	$127,823,826
Gross unrealized appreciation	$210,095,288	$212,630
Gross unrealized depreciation	(385,370)	(1,349,920)
Net unrealized appreciation (depreciation)	209,709,918	(1,137,290)
Accumulated ordinary losses	(2,260)	(2,664)
Other gains	15,677,116	—
Capital loss carryforwards	—	(3,997,618)
Accumulated earnings (deficit)	$225,384,774	$(5,137,572)

As of June 30, 2025, AAMA Income Fund had short-term capital loss carryforwards of $621,176 and long-term capital loss carryforwards of $3,376,442 for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax

AAMA Funds
Notes to Financial Statements (Continued)

positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended December 31, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the six months ended December 31, 2025:

Non-U.S. Government	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$—	$—
Proceeds from sales of investment securities	$38,871,404	$—

U.S. Government (long-term)	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$29,924,883
Proceeds from sales and maturities of U.S. government securities	$—	$5,000,000

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the six months ended December 31, 2025, the Adviser voluntarily waived its management fees in the amount of $73,815 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser in future periods.

During the six months ended December 31, 2025, there were no expense cap limitations in place for the Funds.

AAMA Funds
Notes to Financial Statements (Continued)

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”), d/b/a ACA Group, serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; making employees available to serve as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Foreside acts as the Distributor for the Funds. The Distributor serves as the principal underwriter for shares of the Funds and is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Pursuant to the Agreement, the Funds pay Foreside an annual fee of $210,000 plus 0.02% of average daily net assets, subject, however, to a minimum fee of $300,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

AAMA Funds
Notes to Financial Statements (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of December 31, 2025, the following account holders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	60%
Matrix Trust Company (for the benefit of its clients)	28%
AAMA Income Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	72%

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities and/or cash. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Disruptions to the creations and redemptions process through which authorized participants directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) NAV, which may result in the Funds paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares could also trade at a premium or discount to NAV when an ETF’s underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Fund’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance. There can be no assurance that an ETF’s investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in

AAMA Funds
Notes to Financial Statements (Continued)

which a Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities in the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. As of December 31, 2025, AAMA Equity Fund had 24.4% of the fair value of its net assets invested in ETFs.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by the Funds. Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $71,400 in fees during the six months ended December 31, 2025, for the entire Trust, which includes another fund not managed by Advanced Asset Management Advisors, Inc. The Funds paid Trustee compensation in the amount of $36,000 for the six months ended December 31, 2025. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

AAMA Funds
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.aamafunds.com.

Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

LARGE CAP EQUITY FUND

Semi-Annual Financial Statements and Additional Information
December 31, 2025

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2025 (Unaudited)

COMMON STOCKS — 96.4%	Shares	Fair Value
AIR FREIGHT & LOGISTICS — 1.3%
FedEx Corporation	2,400	$693,264

BANKS — 3.8%
Bank of America Corporation	8,000	440,000
Citigroup, Inc.	4,800	560,112
JPMorgan Chase & Company	3,000	966,660
		1,966,772
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	5,000	1,142,450

CAPITAL MARKETS — 2.9%
CME Group, Inc.	2,500	682,700
Goldman Sachs Group, Inc. (The)	900	791,100
		1,473,800
CHEMICALS — 0.5%
LyondellBasell Industries N.V. - Class A	6,000	259,800

COMMUNICATIONS EQUIPMENT — 5.5%
Arista Networks, Inc.(a)	12,000	1,572,360
Cisco Systems, Inc.	6,000	462,180
Motorola Solutions, Inc.	2,000	766,640
		2,801,180
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	7,500	305,475

ELECTRIC UTILITIES — 1.8%
NextEra Energy, Inc.	11,700	939,276

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Prologis, Inc.	2,000	255,320

FINANCIAL SERVICES — 3.9%
Mastercard, Inc. - Class A	3,500	1,998,080

FOOD & STAPLES RETAILING — 3.4%
Costco Wholesale Corporation	2,000	1,724,680

FOOD, BEVERAGE & TOBACCO — 0.4%
Altria Group, Inc.	3,500	201,810

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Medtronic plc	10,000	960,600

HEALTH CARE PROVIDERS & SERVICES — 4.9%
HCA Healthcare, Inc.	4,000	1,867,440
McKesson Corporation	800	656,232
		2,523,672
HOTELS, RESTAURANTS & LEISURE — 1.9%
Booking Holdings, Inc.	130	696,193
McDonald’s Corporation	1,000	305,630
		1,001,823

See notes to financial statements.

1

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

December 31, 2025 (Unaudited)

COMMON STOCKS — 96.4% (Continued)	Shares	Fair Value
HOUSEHOLD DURABLES — 0.8%
Garmin Ltd.	2,000	$405,700

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Company (The)	4,400	630,564

INSURANCE — 3.9%
Aflac, Inc.	6,000	661,620
Progressive Corporation (The)	6,000	1,366,320
		2,027,940
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. - Class A	6,600	2,065,800
Meta Platforms, Inc. - Class A	1,000	660,090
		2,725,890
IT SERVICES — 3.7%
Accenture plc - Class A	7,000	1,878,100

MACHINERY — 4.1%
Cummins, Inc.	4,100	2,092,845

MEDIA — 1.8%
Comcast Corporation - Class A	22,000	657,580
Omnicom Group, Inc.	3,000	242,250
		899,830
METALS & MINING — 1.0%
Freeport-McMoRan, Inc.	10,000	507,900

OIL, GAS & CONSUMABLE FUELS — 3.1%
ConocoPhillips	7,000	655,270
EOG Resources, Inc.	9,000	945,090
		1,600,360
PHARMACEUTICALS — 1.0%
Bristol-Myers Squibb Company	9,700	523,218

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
American Tower Corporation	2,000	351,140
Public Storage	1,500	389,250
Simon Property Group, Inc.	637	117,915
		858,305
ROAD & RAIL — 3.4%
CSX Corporation	48,000	1,740,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.9%
Broadcom, Inc.	5,250	1,817,025
KLA Corporation	1,500	1,822,620
Microchip Technology, Inc.	16,800	1,070,496
NVIDIA Corporation	9,500	1,771,750
QUALCOMM, Inc.	3,500	598,675
Texas Instruments, Inc.	400	69,396
		7,149,962

See notes to financial statements.

2

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)

December 31, 2025 (Unaudited)

COMMON STOCKS — 96.4% (Continued)	Shares	Fair Value
SOFTWARE — 6.0%
Intuit, Inc.	1,000	$662,420
Microsoft Corporation	3,950	1,910,299
Salesforce, Inc.	2,000	529,820
		3,102,539
SPECIALTY RETAIL — 5.2%
Home Depot, Inc. (The)	4,200	1,445,220
TJX Companies, Inc. (The)	7,000	1,075,270
Tractor Supply Company	2,500	125,025
		2,645,515
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Apple, Inc.	7,200	1,957,392

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
T-Mobile USA, Inc.	2,500	507,600

TOTAL INVESTMENTS (Cost $25,927,960) — 96.4%		$49,501,662

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.6%		1,847,488

NET ASSETS — 100.0%		$51,349,150

(a)	Non-income producing security.

plc - Public Liability Company

N.V. - Naamloze Vennootschap

See notes to financial statements.

3

LARGE CAP EQUITY FUND
STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$25,927,960
At value	$49,501,662
Cash	1,954,720
Receivable for capital shares sold	3,539
Dividends and interest receivable	28,696
Other assets	19,793
TOTAL ASSETS	51,508,410
LIABILITIES
Payable to Adviser (Note 4)	24,354
Payable to Business Management Fees (Note 4)	10,678
Payable to Ultimus (Note 4)	41,106
Accrued distribution fees - AMF Class (Note 4)	4,009
Accrued trustees’ fees (Note 6)	459
Other accrued expenses	78,654
TOTAL LIABILITIES	159,260
Contingencies and Commitments (Note 5)	—
NET ASSETS	$51,349,150
Net assest consist of:
Paid-in capital	$25,900,574
Accumulated earnings	25,448,576
Net assets	$51,349,150
Class AMF
Net assets applicable to Class AMF	$42,138,033
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,698,452
Net asset value, offering price and redemption price per share (Note 2)	$11.39
Class H
Net assets applicable to Class H	$9,211,117
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	815,244
Net asset value, offering price and redemption price per share (Note 2)	$11.30

See notes to financial statements.

4

LARGE CAP EQUITY FUND
STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$388,631
Interest	21,276
TOTAL INVESTMENT INCOME	409,907
EXPENSES
Management fees (Note 4)	169,461
Business management fees (Note 4)	63,254
Distribution fees - AMF Class (Note 4)	53,789
Administration fees (Note 4)	34,635
Trustees’ fees and expenses (Note 6)	33,874
Transfer agent fees (Note 4)	29,168
Legal fees	27,726
Registration and filing fees	20,334
Insurance expense	12,150
Audit and tax services fees	10,249
Shareholder reporting expenses	10,137
Custodian and bank service fees	2,174
Other expenses	6,239
TOTAL EXPENSES	473,190
Less fees voluntarily waived by the Adviser (Note 4)	(26,071)
Less fees waived by the Distributor (Note 4)	(30,122)
NET EXPENSES	416,997

NET INVESTMENT LOSS	(7,090)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	3,968,970
Net change in unrealized appreciation (depreciation) on investments	770,522
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,739,492

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,732,402

See notes to financial statements.

5

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(7,090)	$81,853
Net realized gains from investment transactions	3,968,970	3,791,035
Net change in unrealized appreciation (depreciation) on investments	770,522	604,613
Net increase in net assets resulting from operations	4,732,402	4,477,501

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
AMF Class	(4,271,579)	(2,643,483)
H Class	(928,562)	(515,860)
Decrease in net assets from distributions to shareholders	(5,200,141)	(3,159,343)

FROM CAPITAL SHARE TRANSACTIONS
Class AMF
Proceeds from shares sold	271,051	1,198,431
Net asset value of shares issued in reinvestment of distributions to shareholders	3,770,666	2,375,113
Payments for shares redeemed	(2,772,623)	(4,502,104)
Net increase (decrease) in Class AMF net assets from capital share transactions	1,269,094	(928,560)

Class H
Proceeds from shares sold	959,576	651,726
Net asset value of shares issued in reinvestment of distributions to shareholders	3,843	1,860
Payments for shares redeemed	(232,961)	(186,790)
Net increase in Class H net assets from capital share transactions	730,458	466,796

TOTAL INCREASE IN NET ASSETS	1,531,813	856,394

NET ASSETS
Beginning of period	49,817,337	48,960,943
End of period	$51,349,150	$49,817,337

See notes to financial statements.

6

Large Cap Equity Fund Class AMF

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.54		$11.20	$10.19	$9.30	$10.33	$7.91
Income (loss) from investment operations:
Net investment income (loss) (a)	—		0.02	0.04	0.05	0.04	0.04
Net realized and unrealized gains (losses) on investments	1.11		1.05	1.89	1.71	(0.45)	2.72
Total from investment operations	1.11		1.07	1.93	1.76	(0.41)	2.76
Less distributions from:
Net investment income	—		(0.03)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized gains	(1.26)		(0.70)	(0.88)	(0.82)	(0.58)	(0.30)
Total distributions	(1.26)		(0.73)	(0.92)	(0.87)	(0.62)	(0.34)
Net asset value at end of period	$11.39		$11.54	$11.20	$10.19	$9.30	$10.33
Total return (b)	9.53	%(c)	9.61%	19.95%	20.16%	(5.06%)	35.61%
Net assets at end of period (000’s)	$42,138		$41,237	$41,093	$39,003	$35,608	$40,977
Ratio of total expenses to average net assets	1.86	%(d)	1.88%	1.83%	1.79%	1.71%	1.85%
Ratio of net expenses to average net assets (e)	1.62	%(d)	1.64%	1.68%	1.69%	1.61%	1.75%
Ratio of net investment income (loss) to average net assets (e)	(0.05	%)(d)	0.15%	0.35%	0.52%	0.34%	0.42%
Portfolio turnover rate	4	%(c)	7%	10%	8%	5%	17%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the periods ended December 31, 2025 and June 30, 2025, 2024 and 2023.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or Distributor had not voluntarily reduced fees.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after voluntary fee reductions (Note 4).

See notes to financial statements.

7

Large Cap Equity Fund Class H

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended December 31, 2025 (Unaudited)		Year Ended June 30,
		2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.45		$11.12	$10.12	$9.24	$10.27	$7.87
Income (loss) from investment operations:
Net investment income (a)	—		0.03	0.06	0.08	0.07	0.06
Net realized and unrealized gains (losses) on investments	1.11		1.04	1.88	1.70	(0.46)	2.70
Total from investment operations	1.11		1.07	1.94	1.78	(0.39)	2.76
Less distributions from:
Net investment income	—		(0.04)	(0.06)	(0.08)	(0.06)	(0.06)
Net realized gains	(1.26)		(0.70)	(0.88)	(0.82)	(0.58)	(0.30)
Total distributions	(1.26)		(0.74)	(0.94)	(0.90)	(0.64)	(0.36)
Net asset value at end of period	$11.30		$11.45	$11.12	$10.12	$9.24	$10.27
Total return (b)	9.64	%(c)	9.68%	20.24%	20.48%	(4.86%)	35.86%
Net assets at end of period (000’s)	$9,211		$8,581	$7,868	$8,484	$7,526	$8,943
Ratio of total expenses to average net assets	1.61	%(d)	1.64%	1.57%	1.54%	1.46%	1.60%
Ratio of net expenses to average net assets (e)	1.51	%(d)	1.54%	1.47%	1.44%	1.36%	1.50%
Ratio of net investment income to average net assets (e)	0.06	%(d)	0.25%	0.55%	0.77%	0.58%	0.67%
Portfolio turnover rate	4	%(c)	7%	10%	8%	5%	17%

Amounts designated as “—” are either $0.00 or have been rounded to $0.00

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the periods ended December 31, 2025 and June 30, 2025, 2024 and 2023.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not voluntarily reduced fees.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after voluntary fee reductions (Note 4).

See notes to financial statements.

8

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Unaudited)

1. Organization

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The Trust is authorized to issue an unlimited number of shares, at no par value, of the Large Cap Equity Fund series (referred to as the “Fund”). The financial statements herein are those of the Fund; other series of the Trust are not included in this report.

The Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (the “Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

2. Significant Accounting Policies

Segment Reporting - The management team of System Two Advisors, L.P (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management concludes there is no impact on the Fund’s financial statements.

Securities Valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities if any, may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The prices for equity securities are generally provided by an independent third party pricing service approved by the Adviser, the Fund’s Valuation Designee, as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close

9

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s debt and other fixed income securities if any, are generally valued at an evaluated bid price provided by an independent pricing source approved by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. If a pricing service is unable to provide valuations for a particular security or securities, or the Valuation Designee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Valuation Designee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Valuation Designee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Fund can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2025:

Large Cap Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$49,501,662	$—	$—	$49,501,662
Total	$49,501,662	$—	$—	$49,501,662

Refer to the Fund’s Schedule of Portfolio Investments for a listing of the security type and industry type. The Fund did not hold derivatives instruments or any assets or liabilities that were measured at fair value or a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended December 31, 2025.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Distributions to shareholders — Dividends from net investment income, if any, are declared and paid quarterly, or as the Board may determine from time to time. Net short-term and long-term capital gains, if any, are declared and paid annually.

10

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

The distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

The tax characteristics of distributions paid to shareholders during the periods ended December 31, 2025 and June 30, 2025 for the Fund were as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
12/31/2025	$6,116	$5,194,025	$5,200,141
6/30/2025	$82,357	$3,076,986	$3,159,343

Investment Transactions — Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a using the effective interest method and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Expenses — Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Certain expenses that arise in connection with a class of shares are charged to that class of shares.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Trust to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings as of December 31, 2025 was as follows:

Tax cost of investments	$25,927,960
Gross unrealized appreciation	$24,647,713
Gross unrealized depreciation	(1,074,011)
Net unrealized appreciation	23,573,702
Accumulated ordinary loss	(13,206)
Other gains	1,888,080
Accumulated earnings	$25,448,576

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

11

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2025 (Unaudited)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended December 31, 2025, the Fund did not incur any interest of penalties.

3. Investment Transactions

For the six months ended December 31, 2025, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Large Cap Equity Fund
Purchase of investment securities	$2,036,513
Proceeds from sales of investment securities	$5,404,973

4. Transactions with Related Parties

FEES AND TRANSACTIONS WITH AFFILIATES

System Two Advisors, L.P. (“S2”), serves as investment adviser to the Fund. As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of the Fund.

The investment advisory fee rate for the Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee in an amount of 0.10% so that the Fund paid 0.55% of average daily net assets for the six months ended December 31, 2025, which cannot be recouped. For the six months ended December 31, 2025, the investment advisory fee for the Adviser was $169,461 and waived $26,071.

Austin Atlantic Capital, Inc. (“AACI”) serves the Trust as distributor (the “Distributor”).

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of the Fund.

The distribution fee rate for the Fund Class AMF Shares is 0.25% of average daily net assets. The Class H Shares do not have a distribution fee. For the six months ended December 31, 2025, the distribution fee for Class AMF was $53,789 and the distribution fees waived was $30,122.

There were no brokerage commissions paid to the Distributor during the six months ended December 31, 2025.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has a Management and Administration Agreement (the “Agreement”) with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Fund. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Fund either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations. Pursuant to the Agreement, the Fund pays Foreside an annual fee of $120,000 plus 0.01% of average daily net assets of the Fund; subject to an aggregate minimum annual fee of $125,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Fund. The transfer agent services provided by Ultimus to the Fund include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative

12

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (concluded)

December 31, 2025 (Unaudited)

and fund accounting services provided by Ultimus to the Fund include (i) computing the Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by the Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Fund.

FUND SHARES

Transactions in shares of the Fund for the periods ended December 31, 2025 and June 30, 2025 were as follows:

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Shares Transactions Class AMF:
Sale of shares	21,972	103,637
Shares issued to shareholders in reinvestment of dividends	327,869	208,937
Shares redeemed	(226,151)	(405,792)
Net increase (decrease)	123,690	(93,218)
Shares outstanding
Beginning of Period	3,574,762	3,667,980
End of Period	3,698,452	3,574,762

Shares Transactions Class H:
Sale of shares	84,006	57,578
Shares issued to shareholders in reinvestment of dividends	337	165
Shares redeemed	(18,736)	(15,745)
Net increase	65,607	41,998
Shares outstanding
Beginning of Period	749,637	707,639
End of Period	815,244	749,637

5. Contingencies and Commitments

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Trust expects the risk of loss to be remote.

6. Trustee Compensation

Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $71,400, in fees during the six months ended December 31, 2025, for the entire Trust, which includes other funds in addition to the Fund. The Fund paid Trustee compensation in the amount of $35,400. In addition, the Fund reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

LARGE CAP EQUITY FUND
ADDITIONAL INFORMATION

December 31, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

14

DISTRIBUTOR

Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

ADVISER

System Two Advisors, L.P.
47 Maple Street, Suite 303A
Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN

U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a)(1) Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)	/s/ Troy M. Statczar

Troy M. Statczar, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine

David Bunstine, President (Principal Executive Officer)

Date	February 27, 2026

By (Signature and Title)	/s/ Troy M. Statczar

Troy M. Statczar (Principal Financial Officer and Principal Accounting Officer)

Date	February 27, 2026